Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Jun. 20, 2024	May 11, 2023	May 11, 2022	Jul. 16, 2021	Oct. 13, 2020	Oct. 08, 2020	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 20, 2024	May 31, 2024	Oct. 13, 2023	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized								450,000,000	450,000,000
Common stock, shares authorized								50,000,000	50,000,000
Common stock, shares issued								10,553,399	10,542,547
Common stock, shares outstanding								10,553,399	10,542,547
Preferred shares, par value								$ 0.001	$ 0.001
Offering units					200,000
Offering price					$ 25.00								$ 25.00
Percentage of preferred shares					7.75%
Class of warrant or right, exercise price of warrants or rights								$ 8.75
Series A convertible preferred share, description								Each Series A Convertible Preferred Share were convertible into common shares at an initial conversion price of $5.60 per common share, or 4.46 common shares, at any time at the option of the holder, subject to certain customary adjustment
Series A Convertible Preferred Shares - automatic conversion upon market trigger								If the trading price of Pyxis Tankers’ common stock equaled or exceeded $9.52 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares
Change of control terms line item								In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange
Dividend distribution terms								In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions.
Gross proceeds from the Offering					$ 5,000,000.0
Proceeds from offering					$ 4,300,000
Class of warrant or right, outstanding								1,592,465		1,590,540
Preferred stock redemption											$ 7,600,000
Retained earnings								$ (4,670,000)	$ (14,270,000)		$ 2,680,000
Class of warrant or right, number of securities called by each warrant or right								107,143
Share price								$ 4.39	$ 3.68					$ 4.03
Warrants and rights outstanding, term								5 years
Reverse stock split, description			Following the Reverse Stock Split, our common shares continued trading on the Nasdaq Capital Markets under its existing symbol, “PXS”, with a new CUSIP number, 71726130. The payment for fractional share interests in connection with the Reverse Stock Split reduced the outstanding common shares to 10,613,424 post-Reverse Stock Split. The Reverse Stock Split was undertaken with the objective of meeting the minimum $1.00 per share requirement for maintaining the listing of the common shares on the Nasdaq Capital Markets. Furthermore, following the Reverse Stock Split, (a) the Conversion Price, as defined in the certification of designation of the Company’s 7.75% Series A Cumulative Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), was adjusted from $1.40 to $5.60 and (b) the Exercise Price, as defined in the Company’s warrants to purchase common shares (NASDAQ Cap Mkts: PXSAW), was adjusted from $1.40 to $5.60. All the share and per share information for all periods presented has been adjusted to reflect the one for four Reverse Stock Split.
Stock repurchase program, authorized amount								$ 3,000,000.0	$ 3,000,000.0
Number of shares repurchased									331,591
Payments for commissions								$ 1,500,000	$ 1,200,000
Stock repurchased during period, shares								331,558
Issuance of restricted common stock		55,000					72,500
Restricted shares grant date, value		201,000					301,000
Compensation cost in general and administrative expenses								$ 63,000	171,000
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total unrecognized cost								$ 254,000	$ 30,000
Underwriter's Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant aggregate purchase price						$ 100,000
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares						2,000		1,986	4,683	4,683
First - type exercise price						$ 24.92
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares						4,000		4,683	3,460	4,000
Second type - Exercise price						$ 0.01
Termination date						at any time on or after April 6, 2021 and prior to October 8, 2025 (the “Termination Date”). On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $5.60 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement.
Conversion of stock, shares converted								460	45,842
Class of warrant or right, outstanding								1,474	3,460	4,000
Class of warrant or right, number of securities called by each warrant or right								107,143
Share price								$ 5.60
Series A Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares								2,683
First - type exercise price								$ 25.00
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares								4,683	4,683	4,683
Conversion of stock, shares converted										200
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion of stock, shares converted								2,053	204,819	895
Class of warrant or right, number of securities called by each warrant or right								1,403
Stock repurchased during period, shares								331,558	331,591
Issuance of restricted common stock								72,500	55,000
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of warrant or right, number of securities called by each warrant or right								1,403
Non Tradeable Underwriter Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of warrant or right, exercise price of warrants or rights								$ 8.75
Class of warrant or right, number of securities called by each warrant or right								109,129
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional number of Series A Convertible Preferred Shares (optional preferred shares)					30,000
Additional number of warrants (optional warrants)					240,000
Purchase price per optional preferred share					$ 23.051
Purchase price per optional warrant					$ 0.00925
Partial over allotment of warrants exercised by the underwriter					135,040
Gross proceeds					$ 1,000
IPO [Member] | 7.75% Series A Cumulative Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from offering				$ 6,170,000
Number of common stock issued, shares				308,487
Preference per share				$ 25
Purchase price				$ 20.00
Net of offering expense				$ 5,563,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock repurchase program, authorized amount		$ 2,000,000.0										$ 1,000,000.0
Series A Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized								1,000,000	1,000,000
Preferred stock, shares issued									403,631
Preferred stock, shares outstanding									403,631	449,473
Class of warrant or right, outstanding									1,591,062
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 5.60
Warrant exercisable date					at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula
Annual cash dividend per share								$ 1.9375
Preferred dividend percentage					7.75%
Liquidation preference per share								25.00
Monthly cash dividend paid per share								$ 0.1615	$ 0.1615	$ 0.1615
Dividend payable								$ 587,000	$ 797,000	$ 871,000
Series A Convertible Preferred Shares and Detachable Warrants [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Common shares from exerciseable of detachable warrants					1,600,000
Series A Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price								$ 25.00
Series A Cumulative Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption of series A cumulative convertible preferred stock	$ 2,500
Redemption of series A cumulative convertible preferred stock, shares	100,000
Stock cancelled	100,000